Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 147,140	€ 218,577	€ 304,501	€ 467,523
Denominators:
Weighted average number of shares outstanding	293,145,413	292,913,910	293,076,643	292,896,096
Potentially dilutive shares		148,888		135,666
Basic earnings per share	€ 0.50	€ 0.75	€ 1.04	€ 1.60
Diluted earnings per share	€ 0.50	€ 0.75	€ 1.04	€ 1.60